SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)         Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b)          Going concern

The Group has a history of operating losses and negative operating cash flows and has negative working capital of $31,994 as of December 31, 2022.These conditions raise substantial doubt about the Group’s ability to continue as a going concern.

The Group plans to strengthen the air travel media network business to drive its revenues and bring in cash from operation. In addition, additional computer servers will be placed in service for cryptocurrency minning within next twelve months. However, there is no assurance that the measures above can be achieved as planned. Nevertheless, management prepared the consolidated financial statements assuming the Group will continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

(c)         Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and its VIEs’ subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

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(d)          Use of estimates

The preparation of financial statements in conformity with US GAAP requires to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period and accompanying notes, including allowance for doubtful accounts, the useful lives of property and equipment, impairment of long-term investments, impairment of long-lived assets, share-based compensation and valuation allowance for deferred tax assets. Actual results could differ from those estimates.

(e)          Significant risks and uncertainties

The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations, or cash flows: net losses in the past and futures; failure in launching new business; a significant or prolonged economic downturn; contraction in the air travel advertising industry in China; competition from other competitors; regulatory or other PRC related factors; fluctuations in the demand for air travel; past and future acquisitions; failure to maintain an effective system of internal control over financial reporting and effective disclosure controls and procedures; risks associated with the Group’s ability to attract and retain employees necessary to support its growth; risks associated with the Group’s growth strategies; and general risks associated with the industry.

(f)         Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

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(f)         Fair value - continued

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

(g)          Fair value of financial instruments

The Group’s financial instruments include cash, accounts receivable, cryptocurrency, amount due from related parties, amount due to related parties and accounts payable. The Group did not have any other financial assets and liabilities or nonfinancial assets and liabilities that are measured at fair value on recurring basis as of December 31, 2021 and 2022.

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include equity investment and long-lived assets based on level 2 or 3 inputs.

(h)          Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid deposits which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

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(i)          Cryptocurrencies

Cryptocurrencies are included in current assets in the accompanying consolidated balance sheets. Cryptocurrencies awarded to the Group through its mining activities are accounted for in connection with the Group’s revenue recognition policy disclosed below.

Cryptocurrencies held are accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Impairment exists when the carrying amount exceeds its fair value, which is measured using the quoted price of the cryptocurrency at the time its fair value is being measured. In testing for impairment, the Group has the option to first perform a qualitative assessment to determine whether it is more likely than not that an impairment exists. If it is determined that it is not more likely than not that an impairment exists, a quantitative impairment test is not necessary. If the Group concludes otherwise, it is required to perform a quantitative impairment test. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted.

Cryptocurrencies awarded to the Group through its mining activities are included within operating activities on the accompanying consolidated statements of cash flows. The sales of cryptocurrencies are included within investing activities in the accompanying consolidated statements of cash flows and any realized gains or losses from such sales are included in other income (expense) in the consolidated statements of operations. The Group accounts for its gains or losses in accordance with the first in first out (FIFO) method of accounting.

(j)          Allowance for doubtful accounts

The Group adopted ASC 326 Financial Instruments – Credit Losses using the modified retrospective approach through a cumulative-effect adjustment to accumulated deficit. Management used an expected credit loss model for the impairment of trading receivables as of period ends. Management believes the aging of accounts receivable is a reasonable parameter to estimate expected credit loss, and determines expected credit losses for accounts receivables using an aging schedule as of period ends. The expected credit loss rates under each aging schedule were developed on basis of the average historical loss rates from previous years, and adjusted to reflect the effects of those differences in current conditions and forecasted changes. Management measured the expected credit losses of accounts receivable on a collective basis. When an accounts receivable does not share risk characteristics with other accounts receivables, management will evaluate such accounts receivable for expected credit loss on an individual basis. Doubtful accounts balances are written off and deducted from allowance, when receivables are deemed uncollectible, after all collection efforts have been exhausted and the potential for recovery is considered remote.

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(k)          Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Digital display network equipment	5 years
Furniture and fixture	5 years
Computer and office equipment	3‑5 years
Vehicle	5 years
Software	5 years
Office property	40 years
Leasehold improvement	Shorter of the term of the lease
or the estimated useful lives of the assets

Costs of repairs and maintenance are expensed as incurred and asset improvements that extend the useful life are capitalized. The gain or loss on disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated income statement. When property and equipment are retired or otherwise disposed of the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period.

(l)          Impairment of long-lived assets

Long-lived assets held and used by the Group are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of such assets may not be fully recoverable. It is possible that these assets could become impaired as a result of technology, economy or other industry changes. If circumstances require a long-lived asset or asset group to be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques, including discounted cash flow models, relief from royalty income approach, quoted market values and third-party independent appraisals, as considered necessary.

The Group makes various assumptions and estimates regarding estimated future cash flows and other factors in determining the fair values of the respective assets. The assumptions and estimates used to determine future values and remaining useful lives of long-lived assets are complex and subjective. They can be affected by various factors, including external factors such as industry and economic trends, and internal factors such as the Group’s business strategy and its forecasts for specific market expansion.

As of December 31, 2022, the net carrying amount of long-lived assets consisted of right of use asset of $16 and property and equipment of $10,885. The property and equipment mainly included office building located in the center of Beijing of $9,324. Due to downtown of the cryptocurrency market, the Company provided fully impairment for the computer servers for cryptocurrency mining with an amount of $4,079.

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(m)          Long-term investments

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.

Equity investments without readily determinable fair values

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee’s earnings. The Group reviews the equity investments without readily determinable fair values for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment’s carrying amount and its fair value at the balance sheet date of the reporting period for which the assessment is made. All equity investments, except those accounted for under the equity method of accounting or those resulting in the consolidation of the investee, be accounted for at fair value with all fair value changes recognized in income. For equity investments that do not have readily determinable fair values the Group measures the equity investment at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the Group.

Impairment for long-term investments

The Group assesses its long-term investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, including current earnings trends and undiscounted cash flows, and other company-specific information. The fair value determination, particularly for investments in privately-held companies, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and determination of whether any identified impairment is other-than-temporary. Other-than-temporary impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment’s carrying value over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of such investment.

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(n)          Leases

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued ASU 2016-02, Leases (Topic 842), which is effective for annual reporting periods (including interim periods) beginning after December 15, 2018, and early adoption is permitted. The Group has adopted the Topic 842 on January 1, 2019 using a modified retrospective approach reflecting the application of the standard to leases existing at, or entered into after, the beginning of the earliest comparative period presented in the consolidated financial statements.

The Group leases its offices, which are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Group recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. No impairment for right-of-use lease assets as of December 31, 2022.

The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

(o)          Revenue recognition

On January 1, 2018, the Group adopted ASC Topic 606, “Revenue from Contracts with Customers”, applying the modified retrospective method. The adoption did not result in a material adjustment to the accumulated deficit as of January 1, 2018.

In accordance with ASC Topic 606, revenues are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Group performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group’s contract with customers do not include multiple performance obligations, significant financing component and any variable consideration.

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(o)          Revenue recognition - continued

The Group is a principal as it controls the specified good or service before that good or service is transferred to a customer. The Group is primarily responsible for fulfilling the promise to provide the specified good or service, has inventory risk before the specified good or service has been transferred to a customer and has discretion in establishing the price for the specified good or service.

Generally, the Group recognizes revenue under ASC Topic 606 for each type of its performance obligation either over time (generally, the transfer of a service) or at a point in time (generally, the transfer of content) as follows:

The Group’s revenues are mainly derived from selling advertising time slots on the Group’s advertising networks and cryptocurrency mining.

Revenue by service categories

	For the years ended December 31,
	2020	2021	2022
Revenues from operations:
Air Travel Media Network	$23,474	$9,191	$2,768
Cryptocurrency mining	—	2,604	—
Others	72	1	201
	$23,546	$11,796	$2,969

Air Travel Media Network: Revenues are generated from advertising and programming on airplanes. There are also other revenues from the display of media content in air travel.

For the advertising business, the Group typically signs standard contracts with its advertising clients, who require the Group to run the client’s advertisements for a fixed fee on airlines the Group’s contracts with for a specified time period. The Group recognizes advertising revenues ratably over the service period for which the advertisements are displayed, so long as collection remains probable.

The Group also generates revenue from programs that are run on airlines for a period of time. The Group signs standard contracts with the customer who has the copyright of movies or TV programs and requires the Group to play the program for a fixed fee on airlines for a specified time The Group recognizes program display revenues ratably over the performance period for which the program is played, so long as collection remains probable.

It also consisted the revenue through other media network such as on-train and on long-haul bus Wi-Fi network and self-owned and third parties’ public accounts, the Group provides Wechat public account promotion and advertising and promotion articles publishing services. For the public account promotion business, the passengers in the trains could connect to Wi-Fi for free via the Group’s Wi-Fi equipment after registered as a member to that public account as a follower in WeChat. The Group charges a fix rate per new member and collects service fee from the client who owns the public accounts.

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(o)          Revenue recognition - continued

Cryptocurrency mining: The Group has entered into digital asset mining pools by executing contracts with the mining pool operators to provide computing power to the mining pool. In exchange for providing computing power, the Group is entitled to a fractional share of the fixed cryptocurrency award the mining pool operator receives for successfully adding a block to the blockchain. The Group’s fractional share is based on the proportion of computing power the Group contributed to the mining pool operator to the total computing power contributed by all mining pool participants in solving the current algorithm.

The provision of providing such computing power is the only performance obligation in the Group’s contracts with mining pool operators. The transaction consideration the Group receives, if any, is noncash consideration, which the Group measures at fair value on the date received, which is not materially different than the fair value at contract inception or the time the Group has earned the award from the pools. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the mining pool operator successfully places a block and the Group receives confirmation of the consideration it will receive, at which time revenue is recognized. There is no significant financing component in these transactions.

Fair value of the cryptocurrency award received is determined using the quoted price of the related cryptocurrency at the time of receipt. There is currently no specific definitive guidance under GAAP or alternative accounting framework for the accounting for cryptocurrencies recognized as revenue or held, and management has exercised significant judgment in determining the appropriate accounting treatment. In the event authoritative guidance is enacted by the FASB, the Group may be required to change its policies, which could have an effect on the Group’s consolidated financial position and results from operations.

For the advertising and promotion articles publishing business, the group has developed a public accounts pool which have already accumulated hundreds and thousands of registered users (there are both self-owned and third parties’ public accounts). Wechat public account promotion through on-train Wi-Fi network was ceased in 2019 and no revenue was generated from Wechat public account promotion through Wi-Fi network in following years. The Group still generated immaterial revenue in other self-owned and third parties’ public accounts.

Deferred revenue

Prepayments from customers for advertising service are deferred when corresponding performance obligation is not satisfied and recognized as revenue when the advertising services are rendered. The balance of deferred revenue as of December 31, 2022 is $7,745, the majority of which is $5,295 for the unsatisfied performance obligation with two customers with contracts amount of $5,536.

Nonmonetary exchanges

The Group occasionally exchanges advertising time slots and locations with other entities for assets or services, such as equipment and other assets. The amount of assets and revenue recognized is based on the fair value of the advertising provided or the fair value of the transferred assets, whichever is more readily determinable.

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(o)          Revenue recognition - continued

Nonmonetary exchanges - continued

In 2019 the Group also entered into a contract with Beijing Kingsoft Co., Ltd.(“Kingsoft”) to provide advertising services in exchange for office software and recognized revenue of $431. As of December 31, 2019, the Group has received the office software and accounted it as property and equipment, while a deferred revenue was accrued in the meantime as the agreed advertising services has not been provided. As of December 31, 2020, the advertising services have not been provided as Kingsoft did not require the advertising service considering the low efficiency of advertisement due to the impact from COVID-19. No direct costs are attributable to the revenues. There was no revenue recognized for nonmonetary transactions for the years ended December 31, 2021 and 2022.

(p)          Value Added Tax (“VAT”)

The Company’s PRC subsidiaries are subject to value-added taxes at a rate of 6% on revenues and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the account as input VAT receivable or other taxes payable. The Group’s gross revenue is presented net of VAT. As of December 31, 2022, the Group assessed the recoverability of estimated input VAT that was generated in prior year and recognized a cost of non-deductible input VAT that was generated in prior years of $27 for the year ended December 31, 2022.

(q)          Concession fees

The Group enters concession right agreements with vendors such as airlines and railway bureaus, under which the Group obtains the right to use the spaces or equipment of the vendors to display the advertisements.

Fees under concession right agreements are usually due every three, six or twelve months. Payments made are recorded as current assets and current liabilities according to the respective payment terms. Most of the concession fees with airlines and railway bureaus are fixed with escalation, which means a fixed increase over each year of the agreements. The total concession fee under the concession right agreements with airlines is charged to the consolidated statements of operations on a straight-line basis over the agreement periods, which is generally between three to five years.

(r)          Agency fees and Advertisement Publishing Fees

The Group pays fees to advertising agencies for identifying and introducing advertisers to the Group and assisting in advertisement publishing based on a certain percentage of revenues made through the advertisement agencies upon receipt of payment from advertisers. The agency fees and advertisement publishing fees are charged to cost of revenues in the consolidated statements of operations ratably over the period in which the advertisement is displayed. Prepaid and accrued agency fees and advertisement publishing fees are recorded as current assets and current liabilities according to relative timing of payments made and advertising service provided.

(s)          Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $201, $143 and $24 for the years ended December 31, 2020, 2021 and 2022, respectively, and have been included as part of selling and marketing expenses.

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(t)          Foreign currency translation

The functional and reporting currency of the Company and the Company’s subsidiaries domiciled in BVI and Hong Kong are the United States dollar (“U.S. dollar”). The financial records of the Company’s other subsidiaries, VIEs and VIEs’ subsidiaries located in the PRC are maintained in their local currency, the Renminbi (“RMB”), which are the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group’s entities with functional currency of RMB translate their operating results and financial position into the U.S. dollar, the Company’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Retained earnings and equity are translated using the historical rate. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

(u)          Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, the Group classifies the interest and penalties, if any, as a component of the income tax expense. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100 thousand. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. According to Hong Kong Inland Revenue Department, the statute of limitation is six years if any company chargeable with tax has not been assessed or has been assessed at less than the proper amount, the statute of limitation is extended to 10 years if the underpayment of taxes is due to fraud or willful evasion.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2022, the Group had no uncertain tax positions that if recognized would affect the annual effective tax rate.

The Group is not currently under examination by any income taxing authority, nor has it been notified of an impending examination. As of December 31, 2022, income tax returns for the tax years ended December 31, 2017 through December 31, 2021 remain open for statutory examination.

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(v)          Share-based payments

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation expenses over the requisite service periods based on a straight-line method, with a corresponding impact reflected in additional paid-in capital.

Share-based payment transactions with non-employees are measured based on the fair value of the options on the measurement date as of each reporting date and recognized as expense over the requisite service periods on a straight-line method subject to adjustments in fair value, with a corresponding impact reflected in additional paid-in capital.

(w)          Comprehensive (loss) income

Comprehensive (loss) income includes net (loss) income and foreign currency translation adjustments and is presented net of tax. The tax effect is nil for the three years ended December 31, 2020, 2021 and 2022 in the consolidated statements of comprehensive (loss) income.

(x)          Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and accounts receivable. The Group places their cash with financial institutions with high-credit rating and quality in China. For the years ended December 31, 2021 and 2022, there are two and three customers accounting for 10% or more of total revenue, respectively. As of December 31, 2021 and 2022, there are three and two customer accounting for 10% or more of total accounts receivables, respectively.

(y)          Net income(loss) per share

Basic net income (loss) per share are computed by dividing net income(loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted net income(loss) reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential common shares in the diluted net income(loss) per share computation are excluded in periods of losses, as their effect would be anti-dilutive.

(z)       Recent issued accounting standards

Recently issued ASUs by the FASB are not expected to have a material impact on the Group’s consolidated results of operations or financial position.